Stockholder's Equity (Deficit) - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2018	Oct. 25, 2017	May 31, 2015	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Common stock, shares authorized				190,000,000		190,000,000		25,000,000	25,000,000
Common stock, par value				$ 0.000004		$ 0.000004		$ 0.000004	$ 0.000004
Total unrecognized stock compensation expense related to unvested options and restricted stock granted under the Plans				$ 10,400	$ 6,700	$ 10,400	$ 6,700	$ 6,300
Unrecognized expense expected to be recognized period						2 years		2 years
Number of restricted stock shares issued								12,132	184,400
Treasury stock, purchase price			$ 9.80
Number of options repurchased	86,884
Options repurchased, fair value price per option	$ 22.20
Options repurchased, total purchase price	$ 1,400
Stock compensation expense				1,149	1,055	$ 3,439	3,577
Private Offering
Class Of Stock [Line Items]
Warrants to purchase common stock			116,350
Warrant exercise price per share			$ 17.19
Cost of Revenue
Class Of Stock [Line Items]
Stock compensation expense				271	375	1,099	1,013
Selling, General and Administrative Expenses
Class Of Stock [Line Items]
Stock compensation expense				$ 878	$ 680	$ 2,340	$ 2,564
Restricted Stock
Class Of Stock [Line Items]
Stock compensation expense								$ 400	$ 2,000
Restricted Stock | Board of Directors
Class Of Stock [Line Items]
Stock compensation expense									200
Restricted Stock | Advisors [Member]
Class Of Stock [Line Items]
Stock compensation expense								400	1,800
Stock Options
Class Of Stock [Line Items]
Stock compensation expense								4,300	5,800
Stock Options | Cost of Revenue
Class Of Stock [Line Items]
Stock compensation expense								1,400	800
Stock Options | Selling, General and Administrative Expenses
Class Of Stock [Line Items]
Stock compensation expense								$ 2,900	$ 3,100
Montrose Amended & Restated 2017 Stock Incentive Plan
Class Of Stock [Line Items]
Number of restricted stock shares issued		175,625				33,229	30,000	40,000	26,400
Montrose Amended & Restated 2017 Stock Incentive Plan | Restricted Stock
Class Of Stock [Line Items]
Restricted stock fair value market price per share		$ 13.64				$ 31.60	$ 24.00	$ 24.00	$ 13.64
Shares of vested over period						1 year	3 years	3 years
Restricted shares became fully vested and released as common stock						10,000	0	12,132	8,775
Restricted shares outstanding				267,173	242,025	267,173	242,025	239,893	212,025
Restricted shares forfeited						1,667	0	0	0
Montrose Amended & Restated 2017 Stock Incentive Plan | Stock Options
Class Of Stock [Line Items]
Stock compensation expense								$ 2,100	$ 2,300
Montrose Amended & Restated 2017 Stock Incentive Plan | Stock Options | Board of Directors
Class Of Stock [Line Items]
Shares of vested over period						4 years		4 years
Montrose Amended & Restated 2017 Stock Incentive Plan | Stock Options | Executive Officers
Class Of Stock [Line Items]
Shares of vested over period						3 years		3 years
Montrose Amended and Restated 2013 Stock Option Plan
Class Of Stock [Line Items]
Shares outstanding from exercised options				221,950		221,950		201,600
Stock compensation expense								$ 2,200	$ 3,500
2017 Plan
Class Of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized				2,945,443	981,800	2,945,443	981,800	997,785	600,900
Share-based compensation arrangement by share-based payment award, number of shares available for grant				1,233,266	159,428	1,233,266	159,428	137,908	131,113
2017 Plan | Restricted Stock
Class Of Stock [Line Items]
Stock compensation expense				$ 233	$ 111	$ 973	$ 323
2017 Plan | Restricted Stock | Selling, General and Administrative Expenses
Class Of Stock [Line Items]
Stock compensation expense				233	111	973	323
2017 Plan | Stock Options
Class Of Stock [Line Items]
Stock compensation expense				868	463	2,151	1,080
2017 Plan | Stock Options | Cost of Revenue
Class Of Stock [Line Items]
Stock compensation expense				276	278	973	623	$ 1,000	$ 200
2017 Plan | Stock Options | Selling, General and Administrative Expenses
Class Of Stock [Line Items]
Stock compensation expense				$ 592	$ 185	$ 1,178	$ 457	1,100	200
2017 Plan | Stock Options | Related Party Expense
Class Of Stock [Line Items]
Stock compensation expense								$ 0	$ 1,900
2013 Plan
Class Of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized				2,047,269	2,074,604	2,047,269	2,074,604	2,058,619	2,154,600
Share-based compensation arrangement by share-based payment award, number of shares available for grant								1,550	79,946
Option expiration date								10 years
2013 Plan | Stock Options
Class Of Stock [Line Items]
Stock compensation expense				$ 48	$ 481	$ 315	$ 2,174
2013 Plan | Stock Options | Cost of Revenue
Class Of Stock [Line Items]
Stock compensation expense				(5)	97	126	390	$ 400	$ 600
2013 Plan | Stock Options | Selling, General and Administrative Expenses
Class Of Stock [Line Items]
Stock compensation expense				$ 53	$ 384	$ 189	$ 1,784	$ 1,800	$ 2,900